SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 14,626,000,000	$ 11,235,000,000		$ 28,098,000,000	$ 21,064,000,000
Direct operating costs	12,888,000,000	9,996,000,000		24,781,000,000	18,432,000,000
General and administrative expenses	(310,000,000)	(253,000,000)		(610,000,000)	(504,000,000)
Gains (loss) on acquisitions / dispositions, net		15,000,000			898,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	19,000,000	163,000,000		19,000,000	414,000,000
Other income (expense), net	23,000,000	(4,000,000)		(1,000,000)	(17,000,000)
Interest income (expense), net	(556,000,000)	(351,000,000)		(1,016,000,000)	(699,000,000)
Current income tax (expense) recovery	(75,000,000)	(118,000,000)		(154,000,000)	(320,000,000)
Equity accounted Adjusted EFO	84,000,000	47,000,000		154,000,000	114,000,000
Depreciation and amortization expense	(786,000,000)	(553,000,000)		(1,488,000,000)	(1,095,000,000)
Impairment reversal (expense), net	78,000,000	0		78,000,000	(201,000,000)
Gain (loss) on acquisitions / dispositions, net		1,000,000			925,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	(19,000,000)	(163,000,000)		(19,000,000)	(414,000,000)
Current income tax (expense) recovery					(9,000,000)
Other income (expense), net	(241,000,000)	(93,000,000)		(316,000,000)	(41,000,000)
Deferred income tax (expense) recovery	382,000,000	81,000,000		412,000,000	115,000,000
Non-cash items attributable to equity accounted investments	(43,000,000)	(40,000,000)		(63,000,000)	(78,000,000)
Net income (loss)	294,000,000	(29,000,000)		313,000,000	1,738,000,000
Direct costs	13,674,000,000	10,549,000,000		26,269,000,000	19,527,000,000
Share of net income	41,000,000	7,000,000		91,000,000	36,000,000	$ 13,000,000
Gains (losses) on disposals of non-current assets	0	16,000,000		0	1,823,000,000
Other operating income (expense)	(218,000,000)	(97,000,000)		(317,000,000)	(58,000,000)
Public securities
Disclosure of operating segments [line items]
Gains (losses) on disposals of non-current assets			$ 41,000,000
Operating segments
Disclosure of operating segments [line items]
Revenues	4,302,000,000	3,553,000,000		8,313,000,000	6,726,000,000
Direct operating costs	3,711,000,000	3,123,000,000		7,154,000,000	5,864,000,000
General and administrative expenses	(125,000,000)	(106,000,000)		(245,000,000)	(202,000,000)
Gains (loss) on acquisitions / dispositions, net		7,000,000			158,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	19,000,000	163,000,000		19,000,000	414,000,000
Other income (expense), net	9,000,000	0		0	(3,000,000)
Interest income (expense), net	(187,000,000)	(117,000,000)		(338,000,000)	(230,000,000)
Current income tax (expense) recovery	(21,000,000)	(51,000,000)		(42,000,000)	(157,000,000)
Equity accounted Adjusted EFO	56,000,000	30,000,000		99,000,000	59,000,000
Adjusted EFO	342,000,000	356,000,000		652,000,000	901,000,000
Depreciation and amortization expense	(267,000,000)	(191,000,000)		(502,000,000)	(373,000,000)
Impairment reversal (expense), net	41,000,000			41,000,000	(58,000,000)
Gain (loss) on acquisitions / dispositions, net		0			474,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	(19,000,000)	(163,000,000)		(19,000,000)	(414,000,000)
Current income tax (expense) recovery					(9,000,000)
Other income (expense), net	(87,000,000)	(30,000,000)		(115,000,000)	(5,000,000)
Deferred income tax (expense) recovery	163,000,000	41,000,000		161,000,000	35,000,000
Non-cash items attributable to equity accounted investments	(30,000,000)	(28,000,000)		(47,000,000)	(54,000,000)
Net income (loss)	143,000,000	(15,000,000)		171,000,000	515,000,000
Other operating income (expense)		1,000,000		4,000,000
Net realized revaluation gain (loss)	9,000,000	(1,000,000)		6,000,000	(2,000,000)
Business separation expenses, stand-up costs and restructuring charges	14,000,000	17,000,000		26,000,000	24,000,000
Net unrealized revaluation gain (loss)	(45,000,000)	8,000,000		47,000,000	46,000,000
Gains (losses) on disposals of property, plant and equipment				10,000,000
Transaction costs	19,000,000			28,000,000	4,000,000
Other expenses	9,000,000	18,000,000		14,000,000	20,000,000
Other expense, by function					1,000,000
Adjusted EFO		163,000,000			245,000,000
Operating segments | GrafTech International Ltd.
Disclosure of operating segments [line items]
Adjusted EFO		163,000,000			169,000,000
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	10,324,000,000	7,682,000,000		19,785,000,000	14,338,000,000
Direct operating costs	9,177,000,000	6,873,000,000		17,627,000,000	12,568,000,000
General and administrative expenses	(185,000,000)	(147,000,000)		(365,000,000)	(302,000,000)
Gains (loss) on acquisitions / dispositions, net		8,000,000			740,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0		0	0
Other income (expense), net	14,000,000	(4,000,000)		(1,000,000)	(14,000,000)
Interest income (expense), net	(369,000,000)	(234,000,000)		(678,000,000)	(469,000,000)
Current income tax (expense) recovery	(54,000,000)	(67,000,000)		(112,000,000)	(163,000,000)
Equity accounted Adjusted EFO	28,000,000	17,000,000		55,000,000	55,000,000
Depreciation and amortization expense	(519,000,000)	(362,000,000)		(986,000,000)	(722,000,000)
Impairment reversal (expense), net	37,000,000			37,000,000	(143,000,000)
Gain (loss) on acquisitions / dispositions, net		1,000,000			451,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0		0	0
Current income tax (expense) recovery					0
Other income (expense), net	(154,000,000)	(63,000,000)		(201,000,000)	(36,000,000)
Deferred income tax (expense) recovery	219,000,000	40,000,000		251,000,000	80,000,000
Non-cash items attributable to equity accounted investments	(13,000,000)	(12,000,000)		(16,000,000)	(24,000,000)
Net income (loss)	151,000,000	(14,000,000)		142,000,000	1,223,000,000
Business services
Disclosure of operating segments [line items]
Revenues	9,145,000,000	7,679,000,000		17,419,000,000	13,581,000,000
Depreciation and amortization expense	118,000,000	121,000,000		232,000,000	224,000,000
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	2,476,000,000	2,401,000,000		4,768,000,000	4,323,000,000
Direct operating costs	2,292,000,000	2,220,000,000		4,447,000,000	4,007,000,000
General and administrative expenses	(33,000,000)	(41,000,000)		(65,000,000)	(75,000,000)
Gains (loss) on acquisitions / dispositions, net		0			0
Gain (loss) on acquisitions / dispositions, net recorded in equity	19,000,000	0		19,000,000	0
Other income (expense), net	0	(1,000,000)		1,000,000	(3,000,000)
Interest income (expense), net	(18,000,000)	(19,000,000)		(43,000,000)	(31,000,000)
Current income tax (expense) recovery	(14,000,000)	(30,000,000)		(22,000,000)	(48,000,000)
Equity accounted Adjusted EFO	13,000,000	3,000,000		20,000,000	4,000,000
Adjusted EFO	151,000,000	93,000,000		231,000,000	163,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	1,802,000,000	1,005,000,000		3,330,000,000	2,116,000,000
Depreciation and amortization expense	340,000,000	176,000,000		591,000,000	348,000,000
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	706,000,000	436,000,000		1,318,000,000	916,000,000
Direct operating costs	507,000,000	325,000,000		908,000,000	680,000,000
General and administrative expenses	(33,000,000)	(18,000,000)		(62,000,000)	(35,000,000)
Gains (loss) on acquisitions / dispositions, net		0			0
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0		0	0
Other income (expense), net	9,000,000	1,000,000		(1,000,000)	0
Interest income (expense), net	(70,000,000)	(38,000,000)		(117,000,000)	(77,000,000)
Current income tax (expense) recovery	(6,000,000)	(1,000,000)		(10,000,000)	(8,000,000)
Equity accounted Adjusted EFO	25,000,000	17,000,000		43,000,000	29,000,000
Adjusted EFO	124,000,000	72,000,000		263,000,000	145,000,000
Industrials
Disclosure of operating segments [line items]
Revenues	3,679,000,000	2,551,000,000		7,349,000,000	5,367,000,000
Depreciation and amortization expense	328,000,000	256,000,000		665,000,000	523,000,000
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	1,120,000,000	716,000,000		2,227,000,000	1,487,000,000
Direct operating costs	906,000,000	574,000,000		1,787,000,000	1,170,000,000
General and administrative expenses	(33,000,000)	(17,000,000)		(65,000,000)	(40,000,000)
Gains (loss) on acquisitions / dispositions, net		7,000,000			158,000,000
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	163,000,000		0	414,000,000
Other income (expense), net	0	0		0	0
Interest income (expense), net	(81,000,000)	(57,000,000)		(149,000,000)	(115,000,000)
Current income tax (expense) recovery	(17,000,000)	(32,000,000)		(39,000,000)	(123,000,000)
Equity accounted Adjusted EFO	18,000,000	10,000,000		36,000,000	26,000,000
Adjusted EFO	101,000,000	216,000,000		223,000,000	637,000,000
Corporate and other
Disclosure of operating segments [line items]
Revenues	0	0		0	0
Depreciation and amortization expense	0	0		0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0		0	0
Direct operating costs	6,000,000	4,000,000		12,000,000	7,000,000
General and administrative expenses	(26,000,000)	(30,000,000)		(53,000,000)	(52,000,000)
Gains (loss) on acquisitions / dispositions, net		0			0
Gain (loss) on acquisitions / dispositions, net recorded in equity	0	0		0	0
Other income (expense), net	0	0		0	0
Interest income (expense), net	(18,000,000)	(3,000,000)		(29,000,000)	(7,000,000)
Current income tax (expense) recovery	16,000,000	12,000,000		29,000,000	22,000,000
Equity accounted Adjusted EFO	0	0		0	0
Adjusted EFO	$ (34,000,000)	$ (25,000,000)		$ (65,000,000)	$ (44,000,000)